Annual Total Returns- PIMCO Global Diversified Allocation Portfolio (Administrative Class) [BarChart] - Administrative Class - PIMCO Global Diversified Allocation Portfolio - Administrative	2013	2014	2015	2016	2017	2018	2019	2020
Total	11.38%	5.87%	(5.57%)	7.81%	16.87%	(8.94%)	21.71%	4.15%